Related parties (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure of transactions between related parties [abstract]
Disclosure of transactions between related parties [text block]

	Assets		Liabilities		Sales (purchases), net
	09/30/2025	12/31/2024	09/30/2025	12/31/2024	09/30/2025	09/30/2024
Transactions with majority shareholders
Suzano Holding S.A.	7	4		(630,387)	(336)	43
Controller				(336,205)
Management and related persons				(55,627)
Alden Fundo de Investimento em Ações				(52,764)
	7	4		(1,074,983)	(336)	43

Transactions with companies of the Suzano Group and other related parties
Management	119	61			375	417
Bexma Participações Ltda.	3				11	5
Naman Capital Ltda.					5	6
Civelec Participações Ltda.	2,895	3,860
Fundação Arymax	4				8	3
Ibema Companhia Brasileira de Papel (1)	97,477	83,343	(4,472)	(1,413)	146,503	163,480
Instituto Ecofuturo - Futuro para o Desenvolvimento Sustentável	1	21			(3,730)	(4,122)
IPLF Holding S.A.		1			4	5
Mabex Representações e Participações Ltda.			(16)	(23)	(1,022)	(892)
Nemonorte Imóveis e Participações Ltda.			(15)		(134)	(134)
Woodspin Oy		203			625	621
	100,499	87,489	(4,503)	(1,436)	142,645	159,389
	100,506	87,493	(4,503)	(1,076,419)	142,309	159,432

Assets
Trade accounts receivable (Note 7)	97,477	83,545
Other assets	3,029	3,948
Liabilities
Trade accounts payable (Note 17)			(4,503)	(1,457)
Interest on own capital payable				(1,074,962)
	100,506	87,493	(4,503)	(1,076,419)

(1)Refers mainly to the sale of pulp.

Disclosure of information about key management personnel [text block]

	09/30/2025	09/30/2024
Short-term benefits
Salary or compensation	32,767	36,356
Direct and indirect benefits	836	1,533
Bonus	20,149	11,012
	53,752	48,901
Long-term benefits
Share-based compensation plan	78,087	50,599
	78,087	50,599
	131,839	99,500